STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings [Member]
Balance, amount at Aug. 23, 2019	$ 0	$ 0	$ 0	$ 0
Common Shares subscribed:
for cash on December 30, 2019, shares		20,000,000
for cash on December 30, 2019, amount		$ 20,000	0
Net gain (loss)	$ (1,554)	$ 0	0	(1,554)
Balance, shares at Dec. 31, 2019		20,000,000
Balance, amount at Dec. 31, 2019	(1,554)	$ 20,000	0	(1,554)
Net gain (loss)	0
Balance, amount at Jun. 30, 2020	(1,554)			(1,554)
Balance, shares at Dec. 31, 2019		20,000,000
Balance, amount at Dec. 31, 2019	(1,554)	$ 20,000	0	(1,554)
Net gain (loss)	(650)
Balance, shares at Sep. 30, 2020		20,000,000
Balance, amount at Sep. 30, 2020	17,796	$ 20,000	0	(2,204)
Balance, shares at Dec. 31, 2019		20,000,000
Balance, amount at Dec. 31, 2019	(1,554)	$ 20,000	0	(1,554)
Net gain (loss)	(24,912)	$ 0	0	(24,912)
Common Shares Issued:, shares		20,000,000
Common Shares Issued:, amount	18,446	$ 20,000		(1,554)
Balance, shares at Dec. 31, 2020		20,000,000
Balance, amount at Dec. 31, 2020	(6,466)	$ 20,000	0	(26,466)
Balance, amount at Jun. 30, 2020	(1,554)			(1,554)
Net gain (loss)	(650)			(650)
Common Stock Issued at September 28,2020, shares		20,000,000
Common Stock Issued at September 28,2020, amount	20,000	$ 20,000
Balance, shares at Sep. 30, 2020		20,000,000
Balance, amount at Sep. 30, 2020	17,796	$ 20,000	0	(2,204)
Balance, shares at Dec. 31, 2020		20,000,000
Balance, amount at Dec. 31, 2020	(6,466)	$ 20,000	0	(26,466)
Net gain (loss)	(27,484)	$ 0	0	(27,484)
Common Shares Issuance, shares		9,700
Common Shares Issuance, amount	9,700	$ 10	9,690
Balance, shares at Jun. 30, 2021		20,009,700
Balance, amount at Jun. 30, 2021	(24,250)	$ 20,010	9,690	(53,950)
Balance, shares at Dec. 31, 2020		20,000,000
Balance, amount at Dec. 31, 2020	(6,466)	$ 20,000	0	(26,466)
Net gain (loss)	(38,013)
Balance, shares at Sep. 30, 2021		20,017,500
Balance, amount at Sep. 30, 2021	(26,979)	$ 20,018	17,482	(64,479)
Balance, shares at Jun. 30, 2021		20,009,700
Balance, amount at Jun. 30, 2021	(24,250)	$ 20,010	9,690	(53,950)
Net gain (loss)	(10,529)	$ 0	0	(10,529)
Common Shares Issuance, shares		7,800
Common Shares Issuance, amount	7,800	$ 8	7,792
Balance, shares at Sep. 30, 2021		20,017,500
Balance, amount at Sep. 30, 2021	$ (26,979)	$ 20,018	$ 17,482	$ (64,479)